Unaudited Statements of Cash Flows - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net (loss) income	$ (49,860,395)	$ 120,715,749
Depreciation and amortization	73,733,715	73,422,650
(Reversal) impairment of wells, pipelines, properties, plant and equipment	(42,360,452)	3,401,410
Profit sharing duty and income tax	225,597,266	198,571,462
Deferred profit-sharing duty and income tax	(400,877)	6,554,663
Unsuccessful wells	9,054,121	3,051,614
Exploration costs	(366,759)	(183,493)
Loss of derecognition of wells, pipelines, properties, plant and equipment	9,757,868	3,996,360
Profit share in joint ventures and associates	(848,136)	(874,954)
Decrease on available-for-sale financial assets		(193,731)
Effects of net present value of reserve for well abandonment	1,081,276	1,437,130
Unrealized foreign exchange (income)	(1,246,452)	(202,112,496)
Interest income	(10,969,569)	(7,301,747)
Interest expense	56,972,817	49,612,925
Derivative financial instruments	185,364	(33,968,222)
Accounts receivable	3,819,228	13,871,524
Inventories	10,533,108	(6,050,497)
Long-term receivables	(867,867)	(1,913,030)
Other assets	(4,348,676)	(2,265,445)
Accounts payable and accrued expenses	(1,909,642)	3,574,869
Taxes and duties paid	(216,476,527)	(200,170,900)
Other taxes and duties	(3,416,177)	(2,042,135)
Suppliers	(30,484,014)	(43,260,396)
Provisions for sundry creditors	6,558,766	(16,959,476)
Employee benefits	29,471,820	31,531,893
Net cash flows from (used in) operating activities	63,209,806	(7,554,273)
Investing activities
Acquisition of wells, pipelines, properties, plant and equipment	(32,524,383)	(32,055,318)
Intangible assets	(7,983,152)	(88,885)
Interest received	6,233,552	2,804,625
Proceeds from equity instruments		684,030
Net cash flows used in investing activities	(34,273,983)	(28,655,548)
Financing activities
Loans obtained from financial institutions	449,928,638	286,723,631
Debt payments, principal only	(416,412,383)	(242,651,426)
Interest paid	(56,785,264)	(51,576,682)
Net cash flows from financing activities	(23,269,009)	(7,504,477)
Net increase (decrease) in cash and cash equivalents	5,666,814	(43,714,298)
Effects of foreign exchange on cash balances	5,988,143	(9,287,298)
Cash and cash equivalents at the beginning of the period	97,851,754	163,532,513
Cash and cash equivalents at the end of the period (Note 7)	$ 109,506,711	$ 110,530,917